Provision for Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax (benefit) expense	$ 0	$ 0
Valuation allowance on net deferred tax assets	26,700	81,500
Tax credits	18,565	24,296
Income tax interest and penalties accrued	$ 0	$ 0
Cumulative stock change in ownership percentage	50.00%
Period for cumulative change in ownership	3 years
U.S. federal provision at statutory rate	21.00%
Operating loss carryforwards amount not subject to expiration	$ 428,000
Operating loss carryforwards amount subject to expiration	20,100
U.S Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	448,100
U.S Federal [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credits	7,700
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	340,800
State [Member] | Research Tax Credit Carryforward [Member] | California [Member]
Operating Loss Carryforwards [Line Items]
Tax credits	$ 18,500